Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProFunds
Prospectus Date	rr_ProspectusDate	Apr. 30, 2025
ProFund VP UltraSmall-Cap
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Important Information About the FundIf the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately two times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period: ●Your return may be higher or lower than the Daily Target, and this difference may be significant. ●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply. ●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply. ●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP UltraSmall-Cap (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 34% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Daily Target.The Index is designed to measure the performance of the small-capsegment of the U.S. markets. The Index selects the 2000 smallest companies in the Russell 3000 Index based on market capitalization. The Russell 3000 Index is designed to measure the performance of the largest 3,000 U.S. companies. As of December 31, 2024, the market capitalization of each company within the Index was below $14 billion. The selected companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated each June. The Index is constructed and maintained by FTSE Russell. More information about the Index can be found using the Bloomberg ticker symbol “RTY.”Under normal circumstances, the Fund will obtain leveraged exposure to at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.The Fund will invest principally in the financial instruments listed below.●Equity Securities — Common stock issued by public companies.●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.ProFund Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide leveraged exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining leveraged exposure consistent with the investment objective. The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no share redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no shares issued). As a result, the Fund’s exposure will need to be decreased.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter(ended12/31/2020):69.42%Worst Quarter(ended3/31/2020):-57.04%The year-to-date return as of the most recent quarter, which ended March 31, 2025, was -20.18%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsAs of December 31, 2024
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
ProFund VP UltraSmall-Cap | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
ProFund VP UltraSmall-Cap | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
ProFund VP UltraSmall-Cap | Leverage Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
ProFund VP UltraSmall-Cap | Holding Period Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index. The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises. The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -50.2%.Estimated Fund ReturnsIndex PerformanceOne Year Volatility RateOneYearIndexTwo times(2x) theOne YearIndex10%25%50%75%100%-60%-120%-84.2%-85.0%-87.5%-90.9%-94.1%-50%-100%-75.2%-76.5%-80.5%-85.8%-90.8%-40%-80%-64.4%-66.2%-72.0%-79.5%-86.8%-30%-60%-51.5%-54.0%-61.8%-72.1%-82.0%-20%-40%-36.6%-39.9%-50.2%-63.5%-76.5%-10%-20%-19.8%-23.9%-36.9%-53.8%-70.2%0%0%-1.0%-6.1%-22.1%-43.0%-63.2%10%20%19.8%13.7%-5.8%-31.1%-55.5%20%40%42.6%35.3%12.1%-18.0%-47.0%30%60%67.3%58.8%31.6%-3.7%-37.8%40%80%94.0%84.1%52.6%11.7%-27.9%50%100%122.8%111.4%75.2%28.2%-17.2%60%120%153.5%140.5%99.4%45.9%-5.8%Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.The Index’s annualized historical volatility rate for the five-year period ended December 31, 2024 was 27.98%. The Index’s highest December to December volatility rate during the five-year period was 42.48% (December 31, 2020). The Index’s annualized total return performance for the five-year period ended December 31, 2024 was 7.40%. Historical Index volatility and performance do not predict future Index volatility and performance. For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
ProFund VP UltraSmall-Cap | Correlation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
ProFund VP UltraSmall-Cap | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
ProFund VP UltraSmall-Cap | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, the terms of the agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund, including intraday (for example, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets). If an agreement is terminated, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
ProFund VP UltraSmall-Cap | Small-Mid Cap Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Small-Cap Company Investment Risk — The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Small-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices. Additionally, small-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Further, stocks of small-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.
ProFund VP UltraSmall-Cap | Equity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
ProFund VP UltraSmall-Cap | Money Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
ProFund VP UltraSmall-Cap | Concentration-Focus Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of December 31, 2024, the Index had a significant portion of its value in issuers in the financials, health care and industrials industry groups.
ProFund VP UltraSmall-Cap | Financials Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
ProFund VP UltraSmall-Cap | Health Care Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	○Health Care Industry Risk — Companies in this industry may experience: heavy dependence on patent protection; litigation and product liability expense; the long and costly process for obtaining new product approval by the Food and Drug Administration; and product obsolescence.
ProFund VP UltraSmall-Cap | Industrials Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
ProFund VP UltraSmall-Cap | Index Performance Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProFund Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
ProFund VP UltraSmall-Cap | Active Investor Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Active Investor Risk —The Fund permits short-term trading of its securities. This may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus. In addition, this will increase portfolio turnover and may result in additional costs for the Fund.
ProFund VP UltraSmall-Cap | Early Close Late Close Trading Halt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
ProFund VP UltraSmall-Cap | None
Risk Return Abstract	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.89%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.89%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	$ 171
3 Years	rr_ExpenseExampleYear03	574
5 Years	rr_ExpenseExampleYear05	1,002
10 Years	rr_ExpenseExampleYear10	$ 2,195
2015	rr_AnnualReturn2015	(12.97%)
2016	rr_AnnualReturn2016	39.59%
2017	rr_AnnualReturn2017	25.20%
2018	rr_AnnualReturn2018	(26.95%)
2019	rr_AnnualReturn2019	47.33%
2020	rr_AnnualReturn2020	16.39%
2021	rr_AnnualReturn2021	23.30%
2022	rr_AnnualReturn2022	(43.68%)
2023	rr_AnnualReturn2023	22.43%
2024	rr_AnnualReturn2024	10.70%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2025
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	69.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(57.04%)
OneYear	rr_AverageAnnualReturnYear01	10.70%
FiveYears	rr_AverageAnnualReturnYear05	1.84%
TenYears	rr_AverageAnnualReturnYear10	6.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 18, 1999
ProFund VP UltraSmall-Cap | Russell 2000® Index
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	11.54%	[3]
FiveYears	rr_AverageAnnualReturnYear05	7.40%	[3]
TenYears	rr_AverageAnnualReturnYear10	7.81%	[3]
ProFund VP UltraSmall-Cap | Russell 3000® Index
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	23.81%	[3]
FiveYears	rr_AverageAnnualReturnYear05	13.85%	[3]
TenYears	rr_AverageAnnualReturnYear10	12.53%	[3]

[1]	The information in the table has been restated to reflect current fees and expenses.
[2]	ProFund Advisors LLC (“ProFund Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2026. This agreement may not be terminated before that date without the approval of the Fund’s Board. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years subject to certain limitations.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.